Related-party and Party-in-interest Transactions - Additional Information (Details) - EBP 003 - Common Stock of PSEG - Master Trust - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Dividend income	$ 408,000
Plan Sponsor, Party-in-Interest
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of shares held	161,612	157,068
Market value per share	$ 80.30	$ 84.49
Dividend income	$ 407,794